Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employment Benefits [Abstract]
Schedule of Cost of Pension Contributions	The cost of pension contributions during the year is made up as follows:
	2025	2024
Contributions for the year	$689	$643
The Group’s obligation under the scheme is limited to specific contributions legislated from time to time:
	2025	2024
Contributions for the year	$288	$221